Note 10 - Share-based Compensation - Summary of MSU Activity (Details) - Restricted Stock and Market Stock Units [Member] - $ / shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Outstanding (in shares)	47,031	96,581
Outstanding (in dollars per share)	$ 7.69	$ 3.23
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		2,500
Awarded (in dollars per share)		$ 2.49
Released (in shares)		(45,716)
Released (in dollars per share)		$ 2.44
Forfeited (in shares)	(47,031)	(6,334)
Forfeited (in dollars per share)	$ 7.69	$ 2.41
Unvested (in shares)		47,031
Unvested (in dollars per share)		$ 7.69